ACCUMULATED OTHER COMPREHENSIVE INCOME (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Summary of the Components of Accumulated Other Comprehensive Income
A summary of the components of Accumulated other comprehensive income is presented below:

	Total	Cumulative Foreign Currency Translation Adjustment	Unrealized Gains and Losses on Derivatives and Short-term Investments

December 31, 2019	$4,415	$4,415	$—

Other comprehensive income	5,520	5,520	—
Unrealized net gain related to short-term investments	1	—	1

Net current period other comprehensive income	5,521	5,520	1

December 31, 2020	$9,936	$9,935	$1

Other comprehensive loss	(3,075)	(3,075)	—
Unrealized net loss related to short-term investments	(1)	—	(1)

Net current period other comprehensive loss	(3,076)	(3,075)	(1)

December 31, 2021	$6,860	$6,860	$—